Provisions	12 Months Ended
Dec. 31, 2018
PROVISIONS
Provisions

25.  PROVISIONS.

a)	The breakdown of provisions as of December 31, 2018 and 2017, is as follows:

	Current		Non-current
	12-31-2018	12-31-2017	12-31-2018	12-31-2017
Provisions	ThCh$	ThCh$	ThCh$	ThCh$
Provision for legal proceedings	3,884,018	3,497,786	13,468,858	13,936,190
Decommissioning or restoration (1)	—	—	92,402,517	64,486,647
Other provisions	1,704,768	2,138,385	—	—
Total	5,588,786	5,636,171	105,871,375	78,422,837

(1)	See Note 3.

The provisions for decommissioning originate from the fact that, considering the new environmental institutions in Chile, the scope of the rights and obligations associated with environmental licenses have been clarified in recent times. In light of the foregoing, the provisions have been adjusted to reflect the best estimate at the closing date of the financial statements.

The expected amount and timing of any cash disbursements related to the foregoing provisions is uncertain and depends on the resolution of specific issues related to each of them. For example, in the specific case of litigation, this depends on the final resolution of the corresponding legal claim. Management considers that the provisions recognized in the financial statements adequately cover the corresponding risks.

b) Changes in provisions as of December 31, 2018 and 2017, are as follows:

	Legal Proceedings	Decommissioning or Restoration	Environment and Other Provisions	Total
Changes in Provisions	ThCh$	ThCh$	ThCh$	ThCh$
Balance at January 1, 2018	17,433,976	64,486,647	2,138,385	84,059,008
Increase (decrease) in existing provisions (2)	1,842,257	23,395,295	(253,939)	24,983,613
Provisions used	(1,150,386)	—	(501,234)	(1,651,620)
Reversal of unused provision	(743,927)	—	—	(743,927)
Increase from adjustment to time value of money (1)	—	3,176,001	—	3,176,001
Foreign currency translation	(29,044)	1,344,574	321,556	1,637,086
Total changes in provisions	(81,100)	27,915,870	(433,617)	27,401,153
Balance at December 31, 2018	17,352,876	92,402,517	1,704,768	111,460,161

	Legal Proceedings	Decommissioning or Restoration	Other Provisions	Total
Changes in Provisions	ThCh$	ThCh$	ThCh$	ThCh$
Balance at January 1, 2017	10,002,785	57,798,702	1,798,953	69,600,440
Increase (decrease) in existing provisions (2)	12,159,920	4,340,858	339,432	16,840,210
Provisions used	(2,995,017)	—	—	(2,995,017)
Reversal of unused provision	(1,728,788)	—	—	(1,728,788)
Increase from adjustment to time value of money (1)	—	2,347,087	—	2,347,087
Foreign currency translation	(4,924)	—	—	(4,924)
Total changes in provisions	7,431,191	6,687,945	339,432	14,458,568
Balance at December 31, 2017	17,433,976	64,486,647	2,138,385	84,059,008
(1)	Corresponds to a financially updated amount (see note 34)
(2)	Figure involves basically provisions for penalties issued by the Secretary of Energy and Fuels, See note 38.3.